INVESTMENTS IN SECURITIES (Tables)	12 Months Ended
Mar. 31, 2016
INVESTMENTS IN SECURITIES
Schedule of information regarding securities classified as available-for-sale securities

	Thousands of Yen
		Gross	Gross
		unrealized	unrealized
March 31, 2015	Cost	gain	loss	Fair value
Available-for-sale securities:
Equity securities	¥107,550	¥303,300	¥—	¥410,850
Debt securities	102,441	—	983	101,458
Total	¥209,991	¥303,300	¥983	¥512,308

March 31, 2016
Available-for-sale securities:
Equity securities	¥107,550	¥431,550	¥—	¥539,100
Debt securities	102,441	—	1,621	100,820
Total	¥209,991	¥431,550	¥1,621	¥639,920

Schedule of maturities of debt securities classified as available-for-sale securities

	Thousands of Yen
Contractual maturities	Cost	Fair value
Within 1 year	¥—	¥—
After 1 year through 5 years	—	—
After 5 years through 10 years	102,441	100,820
Total	¥102,441	¥100,820

Schedule of gross unrealized losses and fair values of available-for-sale securities

	Thousands of Yen
	Less than 12 months		More than 12 months
		Gross unrealized		Gross unrealized loss
March 31, 2015	Fair value	loss	Fair value	loss
Debt securities	¥—	¥—	¥101,458	¥983

March 31, 2016
Debt securities	¥—	¥—	¥100,820	¥1,621